Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Sep. 30, 2020	Dec. 31, 2019
ASSETS
Cash and Cash Equivalents		$ 56,499,440	$ 51,934,265
Restricted Cash		5,750,359	6,524,315
LOANS:
Direct Cash Loans		714,985,099	737,254,501
Real Estate Loans		39,447,727	37,255,330
Sales Finance Contracts		104,543,632	70,019,005
Loans, Total		858,976,458	844,528,836
Unearned Finance Charges		122,441,037	118,748,137
Unearned Insurance Premiums and Commissions		54,410,112	57,620,339
Allowance for Loan Losses		61,479,548	53,000,000
Net Loans		620,645,761	615,160,360
INVESTMENT SECURITIES:
Available for Sale, at fair value		216,689,677	204,457,522
Held to Maturity, at amortized cost		379,397	380,561
Other Investments and Securities, at Cost		217,069,074	204,838,083
Other Assets		61,363,867	60,722,555
ASSETS, Total		961,328,501	939,179,578
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		594,693,037	591,091,095
Accrued Expenses and Other Liabilities		63,834,629	57,587,343
Subordinated Debt		29,816,217	29,005,024
LIABILITIES, Total		688,343,883	677,683,462
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		12,021,050	9,614,846
Retained Earnings		260,793,568	251,711,270
Stockholders' Equity, Total		272,984,618	261,496,116
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		961,328,501	939,179,578
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.